Financial instruments by category (Details) - ARS ($)	Jun. 30, 2025	Jun. 30, 2024
Borrowings [Member]
Statement [Line Items]
Subtotal financial Liabilities	$ 1,343,112,000,000	$ 1,146,779,000,000
Non-financial liabilities		0
Financial liabilities at amortized cost (i)	1,343,112,000,000	1,146,779,000,000
Total	1,343,112,000,000	1,146,779,000,000
Trade And Other Payables [Member]
Statement [Line Items]
Subtotal financial Liabilities	253,890,000,000	269,698,000,000
Non-financial liabilities	154,004,000,000	149,442,000,000
Financial liabilities at amortized cost (i)	253,890,000,000	269,698,000,000
Total	407,894,000,000	419,140,000,000
Total liabilities [Member]
Statement [Line Items]
Subtotal financial Liabilities	1,724,858,000,000	1,548,956,000,000
Non-financial liabilities	154,004,000,000	149,442,000,000
Total	1,878,862,000,000	1,698,398,000,000
Financial liabilities at amortized cost (i)	1,717,308,000,000	1,527,703,000,000
Financial liabilities at fair value through profit or loss	7,550,000,000	21,253,000,000
Lease liabilities [Member]
Statement [Line Items]
Subtotal financial Liabilities	120,306,000,000	111,226,000,000
Financial liabilities at amortized cost (i)	120,306,000,000	111,226,000,000
Total	120,306,000,000	111,226,000,000
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	35,450,000,000	24,484,000,000
Level 1 [Member] | Borrowings [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Commodities Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,916,000,000	2,118,000,000
Non-financial assets		0
Total	1,916,000,000	2,118,000,000
Commodities Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,198,000,000	4,927,000,000
Non-financial assets		0
Total	1,198,000,000	4,927,000,000
Swaps [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,912,000,000	1,452,000,000
Non-financial assets		0
Total	1,912,000,000	1,452,000,000
Total Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	638,179,000,000	463,759,000,000
Subtotal financial assets	1,006,310,000,000	834,107,000,000
Non-financial assets	132,767,000,000	126,969,000,000
Total	1,139,077,000,000	961,076,000,000
Total Assets [Member] | Level 1 [Member]
Statement [Line Items]
Total	352,449,000,000	368,474,000,000
Total Assets [Member] | Level 3 [Member]
Statement [Line Items]
Total		35,000,000
Total Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Total	15,682,000,000	1,839,000,000
Others Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	97,000,000	1,953,000,000
Non-financial assets		0
Total	97,000,000	1,953,000,000
Others Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	97,000,000	1,953,000,000
Others Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Others Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Restricted Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		3,792,000,000
Subtotal financial assets		3,792,000,000
Non-financial assets		0
Total		3,792,000,000
Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	4,127,000,000	288,000,000
Non-financial assets		0
Total	4,127,000,000	288,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	439,382,000,000	381,205,000,000
Subtotal financial assets	492,160,000,000	441,342,000,000
Non-financial assets	132,767,000,000	126,969,000,000
Total	624,927,000,000	568,311,000,000
Trade And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	52,778,000,000	60,137,000,000
Trade And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Trade And Other Receivables [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Foreign Currency Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		0
Subtotal financial assets		268,000,000
Non-financial assets		0
Total		268,000,000
Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	57,677,000,000	88,953,000,000
Non-financial assets		0
Total	57,677,000,000	88,953,000,000
Derivative Financial Instruments [Member] | Commodities Futures Contracts [Member]
Statement [Line Items]
Subtotal financial Liabilities	2,616,000,000	1,890,000,000
Non-financial liabilities		0
Financial liabilities at amortized cost (i)	0	0
Total	2,616,000,000	1,890,000,000
Derivative Financial Instruments [Member] | Level 1 [Member] | Lease liabilities [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Commodities Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,916,000,000	2,118,000,000
Financial liabilities at fair value through profit or loss	2,616,000,000	1,890,000,000
Derivative Financial Instruments [Member] | Commodities Future Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Commodities Future Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member]
Statement [Line Items]
Subtotal financial Liabilities	2,000,000	933,000,000
Non-financial liabilities		0
Financial liabilities at amortized cost (i)	0	0
Total	2,000,000	933,000,000
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,198,000,000	4,927,000,000
Financial liabilities at fair value through profit or loss	2,000,000	933,000,000
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Swaps [Member]
Statement [Line Items]
Subtotal financial Liabilities	4,366,000,000	2,302,000,000
Non-financial liabilities	0
Financial liabilities at amortized cost (i)	0
Total	4,366,000,000	2,302,000,000
Derivative Financial Instruments [Member] | Swaps [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	4,366,000,000	2,302,000,000
Derivative Financial Instruments [Member] | Swaps [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Swaps [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,912,000,000	1,452,000,000
Derivative Financial Instruments [Member] | Options on companies [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		78,000,000
Subtotal financial assets		78,000,000
Non-financial assets		0
Total		78,000,000
Derivative Financial Instruments [Member] | Options on companies [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Options on companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Options on companies [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Cash on hand and at bank [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Cash on hand and at bank [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Short-term investments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	57,677,000,000	88,953,000,000
Derivative Financial Instruments [Member] | Short-term investments [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member]
Statement [Line Items]
Subtotal financial Liabilities	162,000,000	10,948,000,000
Non-financial liabilities		0
Total	162,000,000	10,948,000,000
Financial liabilities at amortized cost (i)	0	0
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	4,127,000,000	288,000,000
Financial liabilities at fair value through profit or loss	162,000,000	10,948,000,000
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member]
Statement [Line Items]
Subtotal financial Liabilities	404,000,000	5,180,000,000
Total	404,000,000	5,180,000,000
Financial liabilities at amortized cost (i)	0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		268,000,000
Financial liabilities at fair value through profit or loss	404,000,000	5,180,000,000
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds 1 [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	58,737,000,000	75,391,000,000
Investments In Financial Assets [Member] | Bonds 1 [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Bonds 1 [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Mutual Funds [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	134,183,000,000	91,284,000,000
Non-financial assets		0
Total	134,183,000,000	91,284,000,000
Investments In Financial Assets [Member] | Mutual Funds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	134,183,000,000	90,897,000,000
Investments In Financial Assets [Member] | Mutual Funds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Mutual Funds [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	387,000,000
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	5,619,000,000	7,689,000,000
Subtotal financial assets	25,675,000,000	26,782,000,000
Non-financial assets		0
Total	25,675,000,000	26,782,000,000
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	6,286,000,000	19,058,000,000
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		35,000,000
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	13,770,000,000	0
Investments In Financial Assets [Member] | Equity securities in public companies [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	123,000,000
Subtotal financial assets	35,450,000,000	24,607,000,000
Non-financial assets	0	0
Total	35,450,000,000	24,607,000,000
Investments In Financial Assets [Member] | Equity securities in public companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Investments In Financial Assets [Member] | Equity securities in public companies [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds 1 [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	58,737,000,000	75,391,000,000
Non-financial assets	0	0
Total	58,737,000,000	75,391,000,000
Cash And Cash Equivalents [Member] | Cash at bank and on hand [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	193,178,000,000	70,872,000,000
Subtotal financial assets	193,178,000,000	70,872,000,000
Non-financial assets		0
Total	$ 193,178,000,000	$ 70,872,000,000